Other Financial Instruments and Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Other Financial Instruments and Fair Value Measurements (Tables) [Abstract]
Carrying amount and fair value of financial instruments

	July 31, 2011		April 30, 2011
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value

Marketable securities	$—	$—	$18,600	$18,600
Other investments	41,779	41,779	41,560	41,560
Derivatives financial instruments, net	25,967	25,967	9,015	9,015
Long-term debt	1,318,489	1,661,566	1,304,039	1,648,614

The following table provides information on the carrying amount and fair value of the Company’s financial instruments.

	April 30, 2011		April 30, 2010
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value

Marketable securities	$18,600	$18,600	$0	$0
Other investments	41,560	41,560	34,895	34,895
Derivative financial instruments, net	9,015	9,015	2,850	2,850
Long-term debt	1,304,039	1,648,614	910,000	1,172,467

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques are based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect the Company’s market assumptions.

Financial assets (liabilities) measured at fair value on a recurring basis

	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs	Fair Value at	Fair Value at
	(Level 1)	(Level 2)	(Level 3)	July 31, 2011	April 30, 2011

Marketable securities: (A)	$0	$0	$0	$0	$18,600
Other investments: (B)
Equity mutual funds	13,861	0	0	13,861	14,011
Municipal obligations	0	20,473	0	20,473	20,042
Other investments	402	7,043	0	7,445	7,507
Derivatives: (C)
Commodity contracts, net	9,227	0	0	9,227	7,863
Foreign currency exchange contracts, net	(1,748)	0	0	(1,748)	(2,887)
Interest rate contract, net	0	18,488	0	18,488	4,039

Total financial assets measured at fair value	$21,742	$46,004	$0	$67,746	$69,175

(A)	The Company’s marketable securities consisted entirely of commercial paper. One security of $10.0 million was sold and one security of $8.6 million matured in the three months ended July 31, 2011. They were broker-priced and valued by a third party using an evaluated pricing methodology. An evaluated pricing methodology is a valuation technique which uses inputs that are derived principally from or corroborated by observable market data.

(B)	The Company’s other investments consist of funds maintained for the payment of benefits associated with nonqualified retirement plans. The funds include equity securities listed in active markets and municipal obligations valued by a third party using an evaluated pricing methodology. As of July 31, 2011, the Company’s municipal obligations are scheduled to mature as follows: $1,463 in 2012, $3,392 in 2013, $741 in 2014, $2,764 in 2015, and $12,113 in 2016 and beyond.

(C)	The Company’s commodity contract and foreign currency exchange contract derivatives are valued using quoted market prices. The Company’s interest rate contract derivative is valued using the income approach, observable Level 2 market expectations at the measurement date, and standard valuation techniques to convert future amounts to a single discounted present value. Level 2 inputs for the interest rate contract are limited to quoted prices for similar assets or liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability. For additional information, see Note M — Derivative Financial Instruments.

The following table summarizes the fair values and the levels within the fair value hierarchy in which the fair value measurements fall for the Company’s financial assets (liabilities).

	Quoted Prices in	Significant	Significant
	Active Markets	Observable	Unobservable
	for Identical	Inputs	Inputs	Fair Value at	Fair Value at
	Assets (Level 1)	(Level 2)	(Level 3)	April 30, 2011	April 30, 2010

Marketable securities: (A)
Mortgage-backed securities	$0	$18,600	$0	$18,600	$0
Other investments: (B)
Equity mutual funds	14,011	0	0	14,011	11,626
Municipal obligations	0	20,042	0	20,042	16,753
Other investments	464	7,043	0	7,507	6,516
Derivatives: (C)
Commodity contracts, net	7,863	0	0	7,863	3,680
Foreign currency exchange contracts, net	(2,887)	0	0	(2,887)	(830)
Interest rate contract, net	0	4,039	0	4,039	0

Total financial assets measured at fair value	$19,451	$49,724	$0	$69,175	$37,745

(A)	The Company’s marketable securities, consisting entirely of mortgage-backed securities, are broker-priced and valued by a third party using an evaluated pricing methodology. An evaluated pricing methodology is a valuation technique which uses inputs that are derived principally from or corroborated by observable market data. For additional information, see Marketable Securities and Other Investments of Note A: Accounting Policies.

(B)	The Company’s other investments consist of funds maintained for the payment of benefits associated with nonqualified retirement plans. The funds include equity securities listed in active markets and municipal bonds valued by a third party using an evaluated pricing methodology. For additional information, see Marketable Securities and Other Investments of Note A: Accounting Policies.

(C)	The Company’s commodity contract and foreign currency exchange contract derivatives are valued using quoted market prices. The Company’s interest rate contract derivative is valued using the income approach, observable Level 2 market expectations at the measurement date, and standard valuation techniques to convert future amounts to a single discounted present value. Level 2 inputs for the interest rate contract are limited to quoted prices for similar assets or liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability. For additional information, see Note M: Derivative Financial Instruments.

Nonfinancial assets adjusted to fair value
The following tables present the Company’s nonfinancial assets adjusted to fair value during the years ended April 30, 2011 and 2010, respectively.

	Carrying			Carrying
	Amount at	Fair Value	Other	Amount at
	May 1, 2010	Adjustment	Adjustments	April 30, 2011

Indefinite-lived trademarks (D)	$11,896	$(4,065)	$510	$8,341
Finite-lived customer relationship (D)	18,964	(13,534)	(222)	5,208

Total nonfinancial assets adjusted to fair value	$30,860	$(17,599)	$288	$13,549

	Carrying			Carrying
	Amount at	Fair Value	Other	Amount at
	May 1, 2009	Adjustment	Adjustments	April 30, 2010

Indefinite-lived trademarks (D)	$21,370	$(9,133)	$2,315	$14,552
Finite-lived trademarks (D)	3,012	(2,525)	(487)	0

Total nonfinancial assets adjusted to fair value	$24,382	$(11,658)	$1,828	$14,552

(D)	The Company utilized Level 3 inputs to estimate the fair value of the nonfinancial assets. For additional information, see Note G: Goodwill and Other Intangible Assets.
During 2011 and 2010, the Company recognized fair value adjustments related to the impairment of certain indefinite-lived and finite-lived intangible assets. Other adjustments related to foreign currency exchange and amortization were recognized during the years ended April 30, 2011 and 2010.